Property and equipment	12 Months Ended
Mar. 31, 2022
Property, plant and equipment [abstract]
Property and equipment [Text Block]

4. Property and equipment

	Equipment	Right-of-Use Assets	Computer Equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost at March 31, 2021	4,647,558	68,549	123,340	88,644	4,928,091
Additions	43,746	77,223	5,438	-	126,407
Cost at March 31, 2022	4,691,304	145,772	128,778	88,644	5,054,498

Accumulated amortization at March 31, 2021	3,728,071	46,056	89,108	59,096	3,922,331
Amortization	204,197	35,337	11,086	22,161	272,781
Accumulated amortization at March 31, 2022	3,932,268	81,393	100,194	81,257	4,195,112

Net book value at March 31, 2022	759,036	64,379	28,584	7,387	859,386

	Equipment	Right-of-Use Assets	Computer Equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost at March 31, 2020	4,019,065	-	101,116	-	4,120,181
Additions	628,493	68,549	22,224	88,644	807,910
Cost at March 31, 2021	4,647,558	68,549	123,340	88,644	4,928,091

Accumulated amortization at March 31, 2020	3,570,478	-	79,199	-	3,649,677
Amortization	157,593	46,056	9,909	59,096	272,654
Accumulated amortization at March 31, 2021	3,728,071	46,056	89,108	59,096	3,922,331

Net book value at March 31, 2021	919,487	22,493	34,232	29,548	1,005,760

Additions to property and equipment have been reduced by a cash grant received from the government of Manitoba of $nil (2021 - $50,000).